Average Annual Total Returns{- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2015 Fund	Fidelity Freedom Blend 2015 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2015 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2015 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2015 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2015 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2015 Fund- Retail After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	11.96%	9.21%	[1]	10.61%	7.95%	[1]	7.52%	6.74%	[1]	7.51%	7.36%	[1]	11.62%	9.18%	[1]

[1]	(a)From August 31, 2018